Note 6 - Income Tax Provision: Schedule of Effective Income Tax Rate Reconciliation (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)%	(34.0)%

Effective income tax rate	0.0%	0.0%